Share-based payments - Narrative (Details)				12 Months Ended
	Dec. 01, 2025 shares installment	Jul. 01, 2024 shares d $ / shares	Mar. 27, 2024 d	Dec. 31, 2025 USD ($) shares d $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of sensitivity analysis				1000000000.00%
Share options granted (in shares)				1,583,085
Granted (in dollars per share) | $ / shares				$ 4.40
Weighted remaining contractual life				4 years 7 months 13 days
Number of trading days | d			15
Incremental share-based compensation | $				$ 2,970,000,000,000
Expense from equity-settled share-based payment transactions | $				$ 413,639
Expected lives				3 years 7 months 6 days
Number of trading days | d				20
Lifezone Metals Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional ordinary shares (in shares)				26,797,052
Earnout Trigger Event 1 | Lifezone Metals Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price hurdle (in dollars per share) | $ / shares					$ 14.00
Earnout Trigger Event 2 | Lifezone Holdings One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price hurdle (in dollars per share) | $ / shares					$ 16.00
Share-based payment - share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $				$ 1,707,397	$ 0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,500,000	2,600,000		1,500,000	2,605,405
Vested (in shares)		933,333		0	938,738
Number of other equity instruments outstanding in share-based payment arrangement (in shares)				1,666,667	1,666,667	0
Number of trading days | d		20
Award vesting period		5 years
Cancellation of shares (in shares)	1,500,000			1,500,000
Number of installments | installment	3
Risk-free interest rate				3.60%
Expected dividend yield				0.00%
Expected volatility				70.00%
Restricted stock units | Lifezone Metals Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					5,405
Restricted stock units | Earnout Trigger Event 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price per share (in dollars per share) | $ / shares		$ 14.50
Restricted stock units | Earnout Trigger Event 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price per share (in dollars per share) | $ / shares		$ 16.00